PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Fixed assets, net consisted of the following:

	September 30, 2021	December 31, 2020	Estimated Useful Life
	(unaudited)
Equipment	$113,638	$79,737	3 years
Less: accumulated depreciation and amortization	(37,473)	(14,945)
Property, plant, and equipment, net	$76,165	$64,792

Depreciation expense were $8,514 and $5,681 for the three months ended September 30, 2021 and September 30, 2020. Depreciation expense were $22,527 and $8,621 for the nine months ended September 30, 2021 and for the period from January 2, 2020 (inception) to September 30, 2020, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Fixed assets, net consisted of the following:

	December 31, 2020	Estimated Useful Life

Equipment	$79,737	3 years

Property, plant, and equipment, gross	79,737
Less: accumulated depreciation and amortization	(14,945)
Property, plant, and equipment, net	$64,792

Depreciation expense was $14,945 for the period from January 2, 2020 (inception) to December 31, 2020.